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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 028-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900






                              /s/ Meridee A. Moore
                            -------------------------
                            San Francisco, California
                                   May 15, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       24

                    Form 13 F Information Table Value Total:

                              $210,915 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.

FORM 13F INFORMATION TABLE

Column 1                         Column 2        Column 3    Column 4    Column 5              Column 6  Column 7      Column 8
                                                               VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE     SHARED
------------------------------------------------------------------------------------------------------------------------------------

BANKUNITED FINL CORP           NOTE 3.125% 3/0  06652BAE3      $4,442    8,500,000   PRN         Other     1      8,500,000
CAPITALSOURCE INC              COM              14055X102      $2,418      250,000    SH   PUT   Other     1        250,000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     $26,451   36,500,000   PRN         Other     1     36,500,000
CAPITALSOURCE INC              DBCV 1.625% 3/1  14055XAF9      $3,391    4,000,000   PRN         Other     1      4,000,000
CARMIKE CINEMAS INC            COM              143436400      $8,771      853,185    SH         Other     1        853,185
CLEAR CHANNEL COMMUNICATONS    COM              184502102     $10,332      353,600    SH         Other     1        353,600
CLEAR CHANNEL COMMUNICATONS    COM              184502102      $7,451      255,000    SH  CALL   Other     1        255,000
CLEARWIRE CORP                 CL A             185385309     $18,741    1,265,400    SH   PUT   Other     1      1,265,400
COVAD COMMUNICATIONS GROUP I   DBCV 3.000% 3/1  222814AR6     $31,922   32,508,000   PRN         Other     1     32,508,000
CRAY INC                       NOTE 3.000%12/0  225223AB2      $5,438    6,000,000   PRN         Other     1      6,000,000
DOLLAR FINL CORP               COM              256664103      $7,258      315,584    SH         Other     1        315,584
DORAL FINL CORP                COM NEW          25811P886      $4,137      205,000    SH  CALL   Other     1        205,000
EZCORP INC                     CL A NON VTG     302301106     $17,896    1,453,800    SH         Other     1      1,453,800
GLOBAL CROSSING LTD            NOTE 5.000% 5/1  37932JAA1      $9,589   10,000,000   PRN         Other     1     10,000,000
HECKMANN CORP                  UNIT 99/99/9999  422680207      $7,556      937,500    SH         Other     1        937,500
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112         $78      156,800    SH         Other     1        156,800
METROPCS COMMUNICATIONS INC    COM              591708102      $5,810      341,750    SH         Other     1        341,750
NEWCASTLE INVT CORP            COM              65105M108      $2,632      318,610    SH         Other     1        318,610
NORTHWEST AIRLS CORP           COM              667280408       $ 699       77,748    SH         Other     1         77,748
PALM INC NEW                   COM              696643105      $4,953      990,600    SH   PUT   Other     1        990,600
QUALCOMM INC                   COM              747525103      $6,199      151,200    SH         Other     1        151,200
SILICON GRAPHICS INC           COM NEW          827056300     $17,859    1,505,858    SH         Other     1      1,505,858
TIME WARNER TELECOM INC        CL A             887319101      $1,658      107,017    SH         Other     1        107,017
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5      $5,234    5,000,000   PRN         Other     1      5,000,000

